Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 49,202	$ 1,061,151
Prepaid expenses	157,483
Prepaid income taxes	19,779	138,571
Total Current Assets	226,464	1,199,722
Cash and marketable securities held in Trust Account	12,628,170	195,312,177
TOTAL ASSETS	12,854,634	196,511,899
Current liabilities
Accounts payable and accrued expenses	260,404	2,771,025
Total Current Liabilities	260,404	2,771,025
Promissory note	566,288	566,288
Convertible promissory notes - related party	225,000
Deferred underwriting fee payable	6,750,000	7,000,000
TOTAL LIABILITIES	7,801,692	10,337,313
Commitments
Common stock subject to possible redemption, 5,094 and 17,501,073 shares at redemption value at value at December 31, 2020 and 2019, respectively	52,935	181,174,585
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 6,219,174 and 6,375,178 shares issued and outstanding (excluding 5,094 and 17,501,073 shares subject to possible redemption) at December 31, 2020 and 2019, respectively	622	638
Additional paid-in capital		2,542,569
Retained earnings	4,999,385	2,456,794
Total Stockholders’ Equity	5,000,007	5,000,001
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 12,854,634	$ 196,511,899